ACQUISITIONS - Narrative (Details) $ in Millions			6 Months Ended
	Mar. 31, 2021 USD ($) site MW	Mar. 24, 2021 USD ($) facility MW	Jun. 30, 2021 USD ($)
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage		100.00%
Number of wind generation facilities | facility		3
Wind power capacity, generation facilities (in MW) | MW		845
Wind power capacity, development projects (in MW) | MW		400
Purchase price		$ 744
Transaction costs		$ 6
Economic interest held		25.00%
Revenue of combined entity as if combination occurred at beginning of period			$ 104
U.S. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Purchase price	$ 684
Transaction costs	$ 2
Revenue of combined entity as if combination occurred at beginning of period			$ 39
Operating and under construction assets, power capacity | MW	360
Operating and under construction assets, number of sites | site	600
Development assets, power capacity (in MW) | MW	700
Economic interest held	25.00%